Statement of Cash Flows in the Consolidated Group - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Operating activities
Operating profit		kr 2,121		kr 1,568		kr 1,471
Adjustments for non-cash items in operating profit		542		1,259		329
of which provision for credit losses, net		93		585		34
of which depreciation and impairment of non-financial assets		84		88		94
of which exchange-rate differences		9		(1)		7
of which unrealized changes in fair value		(346)		(54)		(24)
of which other	[1]	702		641		218
Income tax paid		(601)		(528)		(420)
Increase (-)/decrease (+) in lending		20,058		(13,785)		(17,970)
Increase (-)/decrease (+) in bonds and securities held		(2,001)		17,404		(12,027)
Other changes in assets and liabilities - net		(41)		(74)		380
Cash flow from operating activities		20,078		5,844		(28,237)
Investing activities
Investments		(17)		(26)		(70)
Cash flow from investing activities		(17)		(26)		(70)
Financing activities
Senior debt		120,899		167,282		169,473
Repayments of debt		(130,020)		(165,249)		(149,831)
Repurchase and early redemption of own long-term debt		(8,636)		(10,933)		(8,849)
Derivatives		(660)		2,868		9,770
Dividend paid		(248)				(414)
Payment of lease liability		(28)		(28)		(23)
Cash flow from financing activities		(18,693)		(6,060)		20,126
Net cash flow for the period		1,368		(242)		(8,181)
Cash and cash equivalents at beginning of the year		3,482	[2]	4,060	[2]	11,128
Exchange-rate differences on cash and cash equivalents		369		(336)		1,113
Cash and cash equivalents at end of year	[2]	5,219		3,482		4,060
of which cash at banks		186		672		255
of which cash equivalents		5,033		2,810		3,805
Interest payments received and expenses paid
Interest payments received		19,157		15,621		4,485
Interest expenses paid		kr 15,869		kr 12,313		kr 2,233

[1]	Of which other includes accrued interest, taxes not paid and changes in other comprehensive income.
[2]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.